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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2001

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      ShareInVest Research L.P.
Address:   c/o The Millburn Corporation
           1270 Avenue of the Americas
           New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth P. Pearlman
Title:  Principal of ShareInVest Research L.P.
Phone:  212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York           February 11, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



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[  ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $115,935
                                        (thousands)

List of Other Included Managers:        None



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                                                FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
      --------                --------------     ---------   --------     ----------      ----------   --------       ----------
                                 TITLE OF                     VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER                 CLASS            CUSIP     (X$1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
   --------------             --------------     ---------   --------  ----------------   ----------   --------   ------------------
AMERICAN AXLE & MFG
HLDGS INC                          COM           024061103    5,916    276,700   SH          Sole         N/A     276,700
AMERICAN EAGLE
OUTFITTERS NEW                     COM           02553E106    3,961    151,350   SH          Sole         N/A     151,350
BEST BUY INC                       COM           086516101    1,527     20,500   SH          Sole         N/A      20,500
BOYDS COLLECTION LTD               COM           103354106    1,042    153,900   SH          Sole         N/A     153,900
C H ROBINSON WORLDWIDE INC         COM           12541W100        6        200   SH          Sole         N/A         200
CENTEX CORP                        COM           152312104    2,312     40,500   SH          Sole         N/A      40,500
CIRCUIT CITY STORE INC        CRCT CITY GRP      172737108    3,571    137,600   SH          Sole         N/A     137,600
DOLLAR TREE STORES INC.            COM           256747106    1,700     55,000   SH          Sole         N/A      55,000
ETHAN ALLEN INTERIORS INC          COM           297602104    2,202     52,950   SH          Sole         N/A      52,950
GAP INC. DEL                       COM           364760108    2,391    171,500   SH          Sole         N/A     171,500
GENENTECH INC                      COM           368710406    8,213    151,400   SH          Sole         N/A     151,400
GENESEE & WYO INC                  CLA           371559105     588      18,000   SH          Sole         N/A      18,000
GOOD GUYS INC                      COM           382091106    1,592    400,000   SH          Sole         N/A     400,000
HEARTLAND EXPRESS INC              COM           422347104    2,712     97,656   SH          Sole         N/A      97,656
KNIGHT TRANSN INC                  COM           499064103    4,006    213,301   SH          Sole         N/A     213,301
KOHLS CORP                         COM           500255104   18,941    268,900   SH          Sole         N/A     268,900
LOWES COS INC                      COM           548661107    3,959     85,300   SH          Sole         N/A      85,300
MAGNA ENTMT                        CLA           559211107    1,645    235,000   SH          Sole         N/A     235,000
MAXIM INTEGRATED PRODS INC         COM           57772K101    6,033    114,900   SH          Sole         N/A     114,900
MAZEL STORES INC                   COM           578792103      235    106,800   SH          Sole         N/A     106,800
MEDTRONIC INC                      COM           585055106    5,684    111,000   SH          Sole         N/A     111,000
NEXTEL COMMUNICATIONS INC          CLA           65332V103      267     24,400   SH          Sole         N/A      24,400


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ORION PWR HLDGS INC.               COM           686286105    1,175     45,000   SH          Sole         N/A      45,000
OUTBACK STEAKHOUSE INC                           689899102    3,487    101,800   SH          Sole         N/A     101,800
PROFESSIONAL STAFF PLC        SPONSORED ADR      74315R105      378    171,900   SH          Sole         N/A     171,900
RARE HOSPITALITY INTL INC          COM           753820109    5,137    227,900   SH          Sole         N/A     227,900
RYANAIR HLDGS PLC             SPONSORED ADR      783513104    4,301    134,200   SH          Sole         N/A     134,200
STAPLES INC                        COM           855030102    8,559    457,697   SH          Sole         N/A     457,697
SUBURBAN LODGES AMER INC           COM           864444104    1,230    179,600   SH          Sole         N/A     179,600
SUPERTEX INC                       COM           868532102      765     43,700   SH          Sole         N/A      43,700
TWEETER HOME ENTMT GRP INC         COM           901167106   12,400    427,600   SH          Sole         N/A     427,600

                      TOTAL                                  115,935
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